COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
	(In thousands)
	US$	RMB
2015	271	1,656
2016	73	443
2017	68	415
2018	59	358
2019	59	358
2020 and thereafter	189	1,156
Total minimum lease payments	719	4,386

Schedule of future minimum payments to employees under employment contracts
	US$	RMB
	(In thousands)
2015	6,728	41,094
2016	5,016	30,635
2017	3,217	19,650
2018	2,083	12,721
2019	1,727	10,548
2020 and thereafter	18,998	116,038
Total minimum employment contract payments	37,769	230,686